Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Commodity Strategy Fund - Class A [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Commodity Strategy Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Commodity Strategy Fund - Class A [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Commodity Strategy Fund - Class A [Member] | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Commodity Strategy Fund - Class A [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Commodity Strategy Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Commodity Strategy Fund - Class A [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Commodity Strategy Fund - Class A [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Commodity Strategy Fund - Class A [Member] | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Commodity Strategy Fund - Class A [Member] | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Commodity Strategy Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Commodity Strategy Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Commodity Strategy Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Commodity Strategy Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%